OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 11,099	$ 11,352
Provision for warranty costs	2,460	2,712
Government authorities	3,655	4,820
Accrued expenses	4,128	5,035
Other accounts payable	1,083	3,133
Other accounts payable and accrued expenses	$ 22,425	$ 27,052